Average Annual Total Returns{- Fidelity Canada Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity Canada Fund	Fidelity Canada Fund Return Before Taxes Past 1 year	Fidelity Canada Fund Return Before Taxes Past 5 years	Fidelity Canada Fund Return Before Taxes Past 10 years	Fidelity Canada Fund After Taxes on Distributions Past 1 year	Fidelity Canada Fund After Taxes on Distributions Past 5 years	Fidelity Canada Fund After Taxes on Distributions Past 10 years	Fidelity Canada Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Canada Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Canada Fund After Taxes on Distributions and Sales Past 10 years	DR001 Past 1 year	DR001 Past 5 years	DR001 Past 10 years
Total	25.78%	3.43%	4.54%	24.84%	2.86%	3.91%	16.49%	2.79%	3.74%	29.42%	3.90%	4.65%